February 28, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds
File No. 33-32548

Commissioners:

Enclosed is the 81st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This
Amendment follows a 485(a) filing we made on December 19, 2011, to (1) change the benchmark of Vanguard Total World Stock Index Fund (the Fund), a series of the above mentioned Trust; and
(2) eliminate the purchase fee for the Fund. The purposes of this Amendment are to: 1) provide the annual update to the Trust’s Registration Statement, including audited financial statements for the fiscal year ended October 31, 2011, and 2) make a number of non-material editorial changes.
This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of
February 28, 2012, so both this Amendment and the preceding 485(a) filing will go effective concurrently.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 503-5804.
Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Brion Thompson, Esq.
U.S. Securities and Exchange Commission